united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company____________________________

1209 Orange Street , Wilmington, DE  19801________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income ETF

AFIF

January 31, 2022

Semi-Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Anfield Universal Fixed Income ETF

PORTFOLIO REVIEW (Unaudited)

January 31, 2022

The Fund’s performance figures* for the periods ended January 31, 2022, as compared to its benchmark:

			Inception ***
	Six Months	One Year	through January 31, 2022
Anfield Universal Fixed Income ETF - NAV	(1.46)%	(1.25)%	0.18%
Anfield Universal Fixed Income ETF - Market Price	(1.77)%	(1.36)%	0.11%
ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index **	0.03%	0.14%	1.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Fund’s total annual operating expenses (including underlying fund fees) after fee waiver and expense reimbursement is 1.01% and without waiver or reimbursement the gross operating expenses (including underlying fund fees) is 1.01%, per the November 30, 2021 prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the MarketPprice per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, Market Price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, Market Price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on September 18, 2018.

Portfolio Composition as of January 31, 2022:

Top 10 Industry/Asset Class Allocations	% of Net Assets
Collateralized Loan Obligations	24.2%
Collateralized Mortgage Obligations	12.5%
Exchange-Traded Funds - Fixed Income	9.5%
Corporate Bonds - Automotive	5.3%
Corporate Bonds - Transportation & Logistics	4.5%
Corporate Bonds - Banking	3.9%
Corporate Bonds - Real Estate Investment Trusts	3.6%
Corporate Bonds - Electric Utilities	3.5%
Corporate Bonds - Telecommunications	3.0%
Corporate Bonds - Software	2.3%
Other Assets Less Liabilities	27.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.5%
	FIXED INCOME - 9.5%
166,100	Invesco Fundamental High Yield Corporate Bond ETF	$3,130,985
55,500	iShares Core U.S. Aggregate Bond ETF	6,204,900
29,100	SPDR Bloomberg High Yield Bond ETF	3,072,087
		12,407,972

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,797,955)	12,407,972

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.3%
	CLO — 24.2%
2,000,000	Apidos CLO XV(a),(b)	US0003M + 2.700%	2.9540	04/20/31	1,985,956
500,000	Ares XXXIIR CLO Ltd.(a),(b)	US0003M + 2.900%	3.0560	05/15/30	499,033
2,000,000	Benefit Street Partners Clo XII Ltd.(a),(b)	US0003M + 3.050%	3.2910	10/15/30	1,985,612
2,000,000	BlueMountain Fuji US CLO II Ltd.(a),(b)	US0003M + 3.000%	3.2540	10/20/30	1,980,256
250,000	Carlyle Global Market Strategies CLO 2013-4 Ltd.(a),(b)	US0003M + 1.750%	1.9910	01/15/31	248,427
2,000,000	CARLYLE US CLO 2018-2 Ltd.(a),(b)	US0003M + 2.900%	3.1410	10/15/31	1,989,819
1,400,000	Cedar Funding IX CLO Ltd.(a),(b)	US0003M + 2.600%	2.8540	04/20/31	1,392,539
1,000,000	Columbia Cent CLO 28 Ltd.(a),(b)	US0003M + 3.420%	3.5640	11/07/30	958,282
1,500,000	Dryden 37 Senior Loan Fund(a),(b)	US0003M + 5.150%	5.3910	01/15/31	1,417,521
1,600,000	Dryden 55 CLO Ltd.(a),(b)	US0003M + 2.850%	3.0910	04/15/31	1,594,810
1,500,000	Greenwood Park CLO Ltd.(a),(b)	US0003M + 2.500%	2.7410	04/15/31	1,487,009
2,000,000	Mountain View CLO IX Ltd.(a),(b)	US0003M + 3.120%	3.3610	07/15/31	1,932,736
1,000,000	Oaktree CLO 2019-1 Ltd.(a),(b)	US0003M + 3.800%	4.0590	04/22/30	980,793
2,000,000	Octagon Investment Partners 18-R Ltd.(a),(b)	US0003M + 5.510%	5.7510	04/16/31	1,911,776
2,150,000	OZLM XXIV Ltd.(a),(b)	US0003M + 4.260%	4.5140	07/20/32	2,159,567
1,500,000	Rockford Tower CLO 2017-1 Ltd.(a),(b)	US0003M + 4.980%	5.2340	04/20/34	1,507,515
1,750,000	Shackleton 2014-V-R CLO Ltd.(a),(b)	US0003M + 3.150%	3.2940	05/07/31	1,726,911
1,000,000	Sound Point CLO VIII-R, Ltd.(a),(b)	US0003M + 6.600%	6.8410	04/15/30	900,169
2,025,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 2.800%	3.0550	04/21/31	1,958,418
2,000,000	Venture XV CLO Ltd.(a),(b)	US0003M + 3.920%	4.1610	07/15/32	1,989,654
1,000,000	Zais Matrix CDO I(a),(b)	TSFR3M + 4.670%	4.8700	01/25/35	1,000,000
					31,606,803
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
60,441	Alternative Loan Trust 2007-J1(c)		3.9690	11/25/36	60,646

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1% (Continued)
2,796,440	BCAP, LLC Trust 2007-AA2(d),(e)		0.4090	04/25/37	$33,451
					94,097
	TOTAL ASSET BACKED SECURITIES (Cost $31,923,382)				31,700,900

	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%
363,959	Fannie Mae Interest Strip(d)		8.0000	11/25/27	40,217
195,568	Fannie Mae Interest Strip(d)		6.5000	04/25/32	32,362
117,262	Fannie Mae Interest Strip(d)		5.0000	10/25/33	14,142
138,518	Fannie Mae Interest Strip(d)		5.5000	12/25/33	25,954
85,896	Fannie Mae Interest Strip(d),(e)		6.0000	07/25/34	14,010
505,668	Fannie Mae Interest Strip(d)		4.5000	09/25/35	78,154
213,862	Fannie Mae Interest Strip(d),(e)		6.5000	09/25/35	39,211
171,637	Fannie Mae Interest Strip(d),(e)		6.5000	11/25/35	27,933
745,160	Fannie Mae Interest Strip(d)		5.0000	04/25/36	117,966
209,980	Fannie Mae Interest Strip(d),(e)		6.0000	05/25/36	43,277
114,415	Fannie Mae Interest Strip(d)		6.0000	06/25/36	23,698
1,066,568	Fannie Mae Interest Strip(d)		5.0000	07/25/36	181,182
778,389	Fannie Mae Interest Strip(d)		6.5000	07/25/36	162,365
190,231	Fannie Mae Interest Strip(d)		5.0000	10/25/36	34,001
2,216,486	Fannie Mae Interest Strip(d)		5.5000	11/25/36	451,459
110,690	Fannie Mae Interest Strip(d)		5.5000	07/25/37	22,908
171,469	Fannie Mae Interest Strip(d)		6.0000	01/25/38	33,711
676,954	Fannie Mae Interest Strip(d)		6.0000	01/25/38	139,390
146,038	Fannie Mae Interest Strip(d)		6.0000	02/25/38	29,409
1,040,605	Fannie Mae Interest Strip(d)		6.0000	05/25/39	260,439
324,045	Fannie Mae Interest Strip(d)		4.5000	06/25/39	45,225
479,716	Fannie Mae Interest Strip(d)		5.5000	11/25/39	104,135
1,357,277	Fannie Mae Interest Strip(d)		5.5000	11/25/40	268,034
488,966	Fannie Mae Interest Strip(d)		4.0000	04/25/42	69,740
125,043	Fannie Mae REMICS(b),(d)	US0001M + 7.950%	7.8420	07/25/31	14,419
652,957	Fannie Mae REMICS(b),(d)	US0001M + 7.750%	7.6420	02/25/33	121,577

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% (Continued)
209,175	Fannie Mae REMICS(d)		6.0000	05/25/33	$31,338
306,623	Fannie Mae REMICS(b),(d)	US0001M + 38.500%	5.5000	07/25/33	52,521
391,062	Fannie Mae REMICS(b),(d)		5.0000	10/25/34	66,070
280,515	Fannie Mae REMICS(b),(d)	US0001M + 6.650%	6.5420	12/25/34	39,819
98,009	Fannie Mae REMICS(b),(d)	US0001M + 6.050%	5.9420	10/25/35	14,357
169,919	Fannie Mae REMICS(b),(d)	US0001M + 6.700%	6.5920	10/25/35	28,372
230,598	Fannie Mae REMICS(b),(d)	US0001M + 6.625%	6.5170	01/25/36	36,187
70,677	Fannie Mae REMICS(b),(d)	US0001M + 6.700%	6.5920	03/25/36	12,001
29,223	Fannie Mae REMICS(b),(d)	US0001M + 6.700%	6.5920	03/25/36	5,463
1,872,012	Fannie Mae REMICS(b),(d)	US0001M + 0.380%	0.4880	04/25/36	144,286
1,997,395	Fannie Mae REMICS(b),(d)	US0001M + 0.390%	0.4980	07/25/36	122,093
179,588	Fannie Mae REMICS(b),(d)	US0001M + 6.580%	6.4720	10/25/36	33,206
135,201	Fannie Mae REMICS(b),(d)	US0001M + 6.600%	6.4920	12/25/36	23,424
67,100	Fannie Mae REMICS(b),(d)	US0001M + 7.200%	7.0920	01/25/37	12,477
288,249	Fannie Mae REMICS(b),(d)	US0001M + 6.770%	6.6620	04/25/37	52,973
1,085,790	Fannie Mae REMICS(b),(d)	US0001M + 6.760%	6.6520	06/25/37	192,294
115,473	Fannie Mae REMICS(b),(d)	US0001M + 6.400%	6.2920	07/25/37	20,187
152,271	Fannie Mae REMICS(b),(d)	US0001M + 6.600%	6.4920	07/25/37	22,876
979,486	Fannie Mae REMICS(b),(d)	US0001M + 6.520%	6.4120	09/25/37	168,713
148,424	Fannie Mae REMICS(b),(d)	US0001M + 6.410%	6.3020	11/25/37	25,569
266,685	Fannie Mae REMICS(b),(d)	US0001M + 6.400%	6.2920	12/25/37	51,607
344,199	Fannie Mae REMICS(b),(d)	US0001M + 6.300%	6.1920	01/25/38	56,564
6,962,803	Fannie Mae REMICS(b),(d)	US0001M + 6.450%	0.1500	02/25/38	30,555
89,456	Fannie Mae REMICS(b)	US0001M + 23.283%	22.8880	02/25/38	108,655
2,450,919	Fannie Mae REMICS(b),(d)	US0001M + 6.000%	5.8920	07/25/38	370,327
488,010	Fannie Mae REMICS(b),(d)	US0001M + 6.050%	5.9420	09/25/39	59,282
509,139	Fannie Mae REMICS(d)		6.0000	11/25/39	50,394
137,525	Fannie Mae REMICS(b),(d)	US0001M + 6.250%	6.1420	01/25/40	22,542
143,754	Fannie Mae REMICS(d)		5.5000	10/25/40	17,508
395,651	Fannie Mae REMICS(d)		6.0000	11/25/40	83,841
483,926	Fannie Mae REMICS(b),(d)	US0001M + 6.030%	5.9220	12/25/40	84,742
92,472	Fannie Mae REMICS(d)		4.0000	03/25/41	11,676
359,042	Fannie Mae REMICS(d)		5.0000	06/25/41	58,557

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% (Continued)
3,645,679	Fannie Mae REMICS(d)		5.0000	10/25/41 $	448,846
595,778	Fannie Mae REMICS(b),(d)	US0001M + 6.550%	6.4420	10/25/41	88,939
2,046,281	Fannie Mae REMICS(b),(d)	US0001M + 6.520%	6.4120	12/25/41	384,198
1,652,956	Fannie Mae REMICS(b),(d)	US0001M + 6.700%	6.5920	03/25/42	184,855
1,207,594	Fannie Mae REMICS(b),(d)	US0001M + 5.550%	5.4420	08/25/42	161,751
1,849,662	Fannie Mae REMICS(d)		5.0000	09/25/42	340,569
2,039,122	Fannie Mae REMICS(d)		4.5000	02/25/43	346,032
132,559	Fannie Mae REMICS(d)		4.5000	02/25/43	14,063
366,249	Fannie Mae REMICS(b),(d)	US0001M + 6.000%	5.8920	10/25/43	55,797
510,255	Fannie Mae REMICS(d)		5.5000	12/25/43	81,983
1,566,342	Fannie Mae REMICS(b),(d)	US0001M + 6.250%	6.1420	01/25/45	254,734
340,184	Fannie Mae REMICS(d)		5.0000	06/25/45	45,566
579,874	Fannie Mae REMICS(b),(d)	US0001M + 6.000%	5.8920	07/25/46	122,818
2,027,823	Fannie Mae REMICS(b),(d)	US0001M + 6.200%	6.0920	12/25/47	397,968
1,329,045	Fannie Mae REMICS(b),(d)	US0001M + 6.150%	6.0420	01/25/48	230,313
709,453	Fannie Mae REMICS(d)		5.5000	08/25/48	124,873
1,126,285	Fannie Mae REMICS(b),(d)	US0001M + 6.250%	6.1420	08/25/48	193,607
173,285	Fannie Mae REMICS(d)		4.5000	10/25/48	17,945
554,786	Fannie Mae REMICS(b),(d)	US0001M + 6.050%	5.9420	08/25/49	93,234
145,456	Freddie Mac REMICS(b),(d)	US0001M + 7.880%	7.7740	06/15/31	26,484
114,875	Freddie Mac REMICS(b),(d)		6.5000	05/15/32	17,978
1,663,875	Freddie Mac REMICS(d)		6.5000	05/15/32	268,354
318,984	Freddie Mac REMICS(b),(d)	US0001M + 8.000%	7.8940	06/15/32	51,581
62,387	Freddie Mac REMICS(b),(d)	US0001M + 7.900%	7.7940	11/15/32	13,290
68,444	Freddie Mac REMICS(b),(d)	US0001M + 8.000%	7.8940	12/15/32	10,863
326,515	Freddie Mac REMICS(d)		5.5000	03/15/33	54,087
727,244	Freddie Mac REMICS(b),(d)	US0001M + 6.000%	5.8940	05/15/34	107,283
323,897	Freddie Mac REMICS(b),(d)	US0001M + 6.700%	6.5940	11/15/34	61,452
437,094	Freddie Mac REMICS(b),(d)	US0001M + 6.050%	5.9440	03/15/35	61,528
1,116,124	Freddie Mac REMICS(b),(d)	US0001M + 6.600%	6.4940	10/15/35	198,537
71,466	Freddie Mac REMICS(b),(d)	US0001M + 6.700%	6.5940	02/15/36	13,306
339,189	Freddie Mac REMICS(b),(d)	US0001M + 6.650%	6.5440	05/15/36	51,483
139,866	Freddie Mac REMICS(b),(d)	US0001M + 6.650%	6.5440	11/15/36	24,900
304,280	Freddie Mac REMICS(b),(d)	US0001M + 6.100%	5.9940	04/15/37	54,357

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% (Continued)
264,614	Freddie Mac REMICS(b),(d)	US0001M + 6.050%	5.9440	08/15/37 $	39,804
278,641	Freddie Mac REMICS(b),(d)	US0001M + 6.030%	5.9240	09/15/37	44,127
271,945	Freddie Mac REMICS(d)		5.5000	07/15/39	27,362
199,529	Freddie Mac REMICS(b),(d)	US0001M + 6.730%	6.6240	09/15/39	36,782
382,208	Freddie Mac REMICS(d)		3.5000	10/15/39	25,996
3,088,092	Freddie Mac REMICS(b),(d)	US0001M + 6.550%	6.4440	03/15/40	620,610
224,652	Freddie Mac REMICS(b),(d)	US0001M + 6.030%	5.9240	11/15/40	35,543
185,947	Freddie Mac REMICS(b),(d)	US0001M + 6.550%	6.4440	08/15/42	39,531
540,342	Freddie Mac REMICS(d)		4.5000	09/15/43	88,010
1,744,604	Freddie Mac REMICS(d)		5.5000	12/25/43	330,071
215,365	Freddie Mac REMICS(d)		4.0000	03/15/45	23,806
12,385,085	Freddie Mac REMICS(b),(d)	US0001M + 6.100%	0.1000	05/15/46	49,528
314,057	Freddie Mac REMICS(b),(d)	US0001M + 6.000%	5.8940	05/15/46	51,561
4,878	Freddie Mac REMICS(d)		4.5000	07/15/46	1
514,102	Freddie Mac REMICS(b),(d)	US0001M + 6.000%	5.8940	09/15/46	98,418
632,852	Freddie Mac REMICS(d)		2.5000	02/25/51	65,840
298,600	Freddie Mac REMICS(b),(d)	US0001M + 5.900%	5.7940	01/15/54	52,846
282,865	Freddie Mac Strips(d)		8.0000	08/01/27	42,472
166,967	Freddie Mac Strips(d)		7.0000	03/15/32	35,868
5,279,874	Freddie Mac Strips(d)		3.5000	12/15/33	603,100
249,166	Freddie Mac Strips(d)		4.5000	09/15/35	34,356
353,485	Freddie Mac Strips(d)		5.0000	04/15/36	58,648
404,805	Freddie Mac Strips(d)		5.5000	07/15/36	76,022
68,658	Freddie Mac Strips(d)		6.0000	08/15/36	13,300
603,015	Freddie Mac Strips(d)		5.0000	09/15/36	104,125
1,004,229	Freddie Mac Strips(d)		5.5000	12/15/36	178,957
202,990	Freddie Mac Strips(d)		4.5000	05/15/40	30,626
437,656	Freddie Mac Strips(d),(e)		4.0000	01/15/43	66,221
1,653,739	Freddie Mac Strips(d)		5.0000	12/15/43	286,312
937,671	Freddie Mac Strips(d),(e)		4.0000	10/15/47	143,321
1,306,139	Freddie Mac Strips(d),(e)		3.5000	06/15/50	176,763
831,752	Government National Mortgage Association(d)		5.0000	05/20/34	111,029
539,212	Government National Mortgage Association(b),(d)	US0001M + 7.100%	6.9960	06/20/34	84,246
30,287	Government National Mortgage Association(b)	US0001M + 27.500%	26.9690	12/16/34	44,356

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% (Continued)
175,011	Government National Mortgage Association(b),(d)	US0001M + 4.180%	4.0760	07/20/37	$11,881
193,528	Government National Mortgage Association(b),(d)	US0001M + 6.500%	6.3940	01/16/38	31,470
109,850	Government National Mortgage Association(b),(d)	US0001M + 6.460%	6.3560	02/20/38	9,105
1,370,937	Government National Mortgage Association(b),(d)	US0001M + 6.490%	6.3860	02/20/38	186,338
163,658	Government National Mortgage Association(b),(d)	US0001M + 6.470%	6.3660	03/20/38	17,779
138,529	Government National Mortgage Association(b),(d)	US0001M + 6.270%	6.1660	04/20/38	450
196,143	Government National Mortgage Association(b),(d)	US0001M + 6.250%	6.1440	06/16/38	28,213
167,975	Government National Mortgage Association(b),(d)	US0001M + 6.250%	6.1460	06/20/38	25,605
83,953	Government National Mortgage Association(b),(d)	US0001M + 7.300%	7.1960	12/20/38	10,393
146,172	Government National Mortgage Association(b),(d)	US0001M + 5.950%	5.8460	06/20/39	13,390
229,295	Government National Mortgage Association(b),(d)	US0001M + 6.550%	6.4440	07/16/39	16,745
508,035	Government National Mortgage Association(d),(e)		3.4320	02/20/40	46,635
96,852	Government National Mortgage Association(b),(d)	US0001M + 6.000%	5.8960	09/20/40	16,266
1,630,314	Government National Mortgage Association(b),(d)	US0001M + 6.020%	5.9140	10/16/40	270,221
167,601	Government National Mortgage Association(b),(d)	US0001M + 6.050%	5.9440	11/16/40	30,903
699,718	Government National Mortgage Association(d)		4.0000	01/20/41	52,002
229,757	Government National Mortgage Association(d)		4.0000	03/16/41	24,496
475,025	Government National Mortgage Association(b),(d)	US0001M + 6.690%	6.5840	11/16/41	96,078
158,532	Government National Mortgage Association(d)		3.5000	01/20/43	27,776
412,902	Government National Mortgage Association(d)		3.5000	04/20/43	40,448
1,874,284	Government National Mortgage Association(d)		4.0000	08/20/43	152,560
122,748	Government National Mortgage Association(b),(d)	US0001M + 6.100%	5.9960	11/20/43	20,918
259,991	Government National Mortgage Association(b),(d)	US0001M + 6.100%	5.9960	04/20/44	36,228
475,566	Government National Mortgage Association(b),(d)	US0001M + 5.600%	5.4940	06/16/44	74,181
145,860	Government National Mortgage Association(d)		4.0000	10/20/44	10,962
1,934,773	Government National Mortgage Association(d)		5.0000	10/20/44	363,915
1,955,667	Government National Mortgage Association(d)		4.0000	11/20/44	182,757
721,796	Government National Mortgage Association(b),(d)	US0001M + 5.600%	5.4960	02/20/45	105,065
645,233	Government National Mortgage Association(b),(d)	US0001M + 5.600%	5.4960	05/20/45	111,799
128,436	Government National Mortgage Association(d)		4.0000	06/20/45	10,243
588,218	Government National Mortgage Association(d)		4.0000	07/20/45	42,280
733,157	Government National Mortgage Association(b),(d)	US0001M + 6.200%	6.0960	10/20/45	145,379
424,214	Government National Mortgage Association(d)		4.5000	11/16/45	77,125
637,367	Government National Mortgage Association(b),(d)	US0001M + 5.650%	5.5460	01/20/46	103,574

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% (Continued)
248,883	Government National Mortgage Association(b),(d)	US0001M + 6.100%	5.9960	01/20/46	$42,566
265,987	Government National Mortgage Association(d)		3.5000	10/20/46	41,774
263,524	Government National Mortgage Association(d)		5.5000	05/16/47	49,826
410,505	Government National Mortgage Association(d)		4.0000	01/20/48	69,434
312,286	Government National Mortgage Association(d)		5.5000	09/20/48	44,266
456,683	Government National Mortgage Association(d)		5.5000	10/20/48	81,063
1,949,083	Government National Mortgage Association(d)		3.5000	04/20/50	277,035
1,948,525	Government National Mortgage Association(d)		2.5000	07/20/51	206,039
3,721,061	Government National Mortgage Association(d),(e)		2.1040	10/20/69	290,220
					16,323,929
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,056,468)				16,323,929

	CORPORATE BONDS — 46.2%
	AEROSPACE & DEFENSE — 0.3%
325,000	Howmet Aerospace, Inc.		5.1250	10/01/24	339,999

	ASSET MANAGEMENT — 2.1%
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,518,030
1,150,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,167,277
					2,685,307

	AUTOMOTIVE — 5.3%
500,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	521,000
450,000	Ford Motor Credit Company, LLC(b)	US0003M + 1.080%	1.2210	08/03/22	450,015
350,000	Ford Motor Credit Company, LLC		3.3500	11/01/22	352,781
480,000	Ford Motor Credit Company, LLC		4.1400	02/15/23	486,007
600,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	606,180
675,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	677,552
750,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	759,251
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	772,786
777,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	809,061
833,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	835,341
250,000	General Motors Financial Company, Inc.		3.5500	07/08/22	252,983

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	AUTOMOTIVE — 5.3% (Continued)
550,000	Harley-Davidson Financial Services, Inc.(a)		4.0500	02/04/22	$550,108
					7,073,065
	BANKING — 3.9%
1,000,000	BBVA Bancomer S.A.(a)		6.7500	09/30/22	1,033,725
150,000	CIT Group, Inc.		5.0000	08/15/22	153,109
628,000	Citigroup, Inc.(e)	US0003M + 4.068%	5.9500	07/30/67	643,700
550,000	Deutsche Bank A.G.		5.0000	02/14/22	550,770
1,000,000	First Citizens BancShares, Inc.(a),(e)	US0003M + 3.972%	5.8000	06/15/70	1,042,500
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,495,920
250,000	JPMorgan Chase & Company(e)	US0003M + 3.800%	3.9320	12/29/49	250,000
					5,169,724
	BEVERAGES — 0.1%
191,000	Heineken N.V.(a)		3.4000	04/01/22	191,935

	BIOTECH & PHARMA — 2.3%
1,000,000	Bausch Health Companies, Inc.(a)		6.1250	04/15/25	1,019,875
1,663,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,631,869
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	306,000
					2,957,744
	CABLE & SATELLITE — 1.4%
1,736,000	CSC Holdings, LLC		5.8750	09/15/22	1,766,076

	COMMERCIAL SUPPORT SERVICES — 2.1%
2,595,000	Aramark Services, Inc.(a)		6.3750	05/01/25	2,685,825

	CONTAINERS & PACKAGING — 0.9%
1,117,000	Graphic Packaging International, LLC		4.8750	11/15/22	1,130,510

	DIVERSIFIED INDUSTRIALS — 0.2%
250,000	General Electric Company Series D(e)	US0003M + 3.330%	3.5330	06/15/69	243,438

	ELECTRIC UTILITIES — 3.5%
350,000	Electricite de France S.A.(e)	USSW10 + 3.709%	5.2500	01/29/23	356,125
275,000	Electricite de France S.A.(a),(e)	USSW10 + 3.041%	5.6250	01/22/24	282,975

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	ELECTRIC UTILITIES — 3.5% (Continued)
810,000	Electricite de France S.A.(a),(e)	USSW10 + 3.709%	5.2500	01/29/49	$824,175
1,998,000	FirstEnergy Corporation		3.6000	07/15/22	1,998,160
150,000	FirstEnergy Corporation		2.0500	03/01/25	146,433
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	273,001
700,000	Puget Energy, Inc.		5.6250	07/15/22	707,027
					4,587,896
	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,000,000	Bank of New York Mellon Corporation Series H(e)	H15T5Y + 3.352%	3.7000	03/20/70	1,010,380

	INTERNET MEDIA & SERVICES — 1.7%
2,190,000	Netflix, Inc.		5.5000	02/15/22	2,195,256

	LEISURE FACILITIES & SERVICES — 2.0%
1,576,000	Carnival Corporation		7.2000	10/01/23	1,646,329
345,000	Marriott International, Inc.		3.2500	09/15/22	347,685
625,000	Marriott International, Inc.		2.1250	10/03/22	630,011
					2,624,025
	OIL & GAS PRODUCERS — 1.6%
245,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	247,713
401,000	Energy Transfer Operating, L.P.		3.6000	02/01/23	407,537
500,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	511,863
883,000	Plains All American Pipeline, L.P. / PAA Finance Corporation		3.6500	06/01/22	885,188
					2,052,301
	PUBLISHING & BROADCASTING — 0.0%(f)
26,000	Pearson Funding PLC(a)		3.2500	05/08/23	26,228

	REAL ESTATE INVESTMENT TRUSTS — 3.6%
850,000	American Tower Trust #1(a)		3.0700	03/15/23	849,304
1,705,000	MGM Growth Properties Operating Partnership, L.P.(a)		4.6250	06/15/25	1,784,555
164,000	Office Properties Income Trust		4.0000	07/15/22	165,825
1,960,000	Service Properties Trust		4.6500	03/15/24	1,908,618
					4,708,302
	RETAIL - DISCRETIONARY — 1.2%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,597,224

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	SOFTWARE — 2.3%
2,963,000	NortonLifeLock, Inc.		3.9500	06/15/22	$2,969,830

	SPECIALTY FINANCE — 1.8%
1,021,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	1,032,231
200,000	Engie S.A.(a)		2.8750	10/10/22	202,601
500,000	ILFC E-Capital Trust I(a),(e)	US0003M+ 1.550%	3.3700	12/21/65	416,365
650,000	OneMain Finance Corporation		6.1250	03/15/24	681,681
					2,332,878
	TECHNOLOGY SERVICES — 0.4%
580,000	Nielsen Company Luxembourg SARL(a)		5.0000	02/01/25	584,965

	TELECOMMUNICATIONS — 3.0%
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,738,113
1,257,000	T-Mobile USA, Inc.		4.0000	04/15/22	1,261,130
					3,999,243
	TOBACCO & CANNABIS — 1.2%
605,000	Imperial Brands Finance PLC(a)		3.7500	07/21/22	609,988
80,000	Imperial Brands Finance PLC		3.7500	07/21/22	80,660
785,000	Imperial Brands Finance PLC(a)		3.5000	02/11/23	797,489
					1,488,137
	TRANSPORTATION & LOGISTICS — 4.5%
859,171	American Airlines 2013-2 Class A Pass Through Trust Series 2013-2 Class A		4.9500	01/15/23	863,963
1,075,991	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	1,057,430
1,245,000	American Airlines Group, Inc.		5.0000	06/01/22	1,255,662
300,411	Continental Airlines 2007-1 Class A Pass Through Trust Series 2007-1 Class A		5.9830	04/19/22	302,865
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,161,768
1,334,034	United Airlines 2014-2 Class B Pass Through Trust Series 2014-2 Class B		4.6250	09/03/22	1,346,819
					5,988,507
	TOTAL CORPORATE BONDS (Cost $60,816,980)				60,408,795

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.0%
	COMMERCIAL SUPPORT SERVICES — 0.7%
876,858	Aramark Services, Inc.(b)	US0001M + 2.500%	1.8950	04/01/28	$875,214

	LEISURE FACILITIES & SERVICES — 0.8%
1,000,000	Carnival Corporation(b)	US0001M 3.000%	3.7500	06/30/25	993,215

	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Great Outdoors Group, LLC(b)	US0001M 3.750%	4.5000	03/05/28	1,001,980

	SEMICONDUCTORS — 0.6%
750,000	MKS Instruments, Inc.(b)	US0001M + 2.250%	2.7500	10/22/28	749,884

	SOFTWARE — 0.9%
1,250,000	Sunshine Software Merger Sub, Inc.(b)	US0001M + 3.750%	4.2500	09/21/28	1,248,437

	TRANSPORTATION & LOGISTICS — 2.3%
1,000,000	Air Canada(b)	US0001M + 3.250%	4.2500	07/27/28	1,004,790
1,992,494	United Airlines, Inc.(b)	US0001M + 3.750%	4.5000	04/14/28	1,998,023
					3,002,813
	TOTAL TERM LOANS (Cost $7,864,934)				7,871,543

	TOTAL INVESTMENTS - 98.5% (Cost $131,459,719)				$128,713,139
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%				1,991,029
	NET ASSETS - 100.0%				$130,704,168

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Unrealized Depreciation
45	CBOT 10 Year US Treasury Note	03/22/2022	$5,758,605	$(88,695)
30	CBOT US Long Bond Future	03/22/2022	4,668,750	(80,550)
	TOTAL FUTURES CONTRACTS			$(169,245)

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2022

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

N/A	N/A

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 48,552,761 or 37.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2022.

(d)	Interest only securities.

(e)	Variable rate security; the rate shown represents the rate on January 31, 2022.

(f)	Percentage rounds to less than 0.1%.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2022

ASSETS
Investment securities:
At cost	$131,459,719
At fair value	$128,713,139
Cash	1,554,728
Dividends and interest receivable	1,049,551
Deposits for futures contracts	846,167
Prepaid expenses and other assets	2,677
TOTAL ASSETS	132,166,262

LIABILITIES
Payable for securities purchased	1,157,354
Net unrealized depreciation on futures contracts	169,245
Investment advisory fees payable	83,426
Payable to related parties	25,444
Accrued expenses and other liabilities	26,625
TOTAL LIABILITIES	1,462,094
NET ASSETS	$130,704,168

Composition of Net Assets:
Paid in capital	$135,826,073
Accumulated losses	(5,121,905)
NET ASSETS	$130,704,168

Net Asset Value Per Share:
Net Assets	$130,704,168
Shares of beneficial interest outstanding (a)	13,825,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.45

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2022

INVESTMENT INCOME
Interest	$1,798,910
Dividends	170,761
TOTAL INVESTMENT INCOME	1,969,671

EXPENSES
Investment advisory fees	497,556
Administration fees	75,014
Custodian fees	14,587
Legal fees	10,950
Compliance officer fees	10,193
Audit fees	9,606
Trustees fees and expenses	6,846
Insurance expense	6,435
Transfer agent fees	5,903
Printing and postage expenses	2,859
Other expenses	4,581
TOTAL EXPENSES	644,530

NET INVESTMENT INCOME	1,325,141

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	73,485
Net realized loss from redemptions in-kind	(13,998)
Net realized loss from futures contracts	(650,027)
Net change in unrealized depreciation on investments	(2,499,170)
Net change in unrealized depreciation on futures contracts	(169,245)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(3,258,955)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,933,814)

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2022	July 31, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$1,325,141	$1,643,848
Net realized gain (loss) from investments and options purchased	73,485	(371,393)
Net realized gain from redemptions in-kind	(13,998)	73,511
Distributions of realized gains by underlying investment companies	—	6,852
Net realized loss from futures contracts	(650,027)	(713,916)
Net change in unrealized depreciation on investments	(2,499,170)	(778,024)
Net change in unrealized depreciation on futures contracts	(169,245)	(203,268)
Net decrease in net assets resulting from operations	(1,933,814)	(342,390)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,369,510)	(1,724,438)
Net decrease in net assets from distribution to shareholders	(1,369,510)	(1,724,438)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	7,220,254	55,426,015
Payments for shares redeemed	(2,391,296)	(45,937,067)
Net increase in net assets from shares of beneficial interest	4,828,958	9,488,948

TOTAL INCREASE IN NET ASSETS	1,525,634	7,422,120

NET ASSETS
Beginning of the period	129,178,534	121,756,414
End of the period	$130,704,168	$129,178,534

SHARE ACTIVITY
Shares sold	750,000	5,675,000
Shares redeemed	(250,000)	(4,700,000)
Net increase in shares of beneficial interest outstanding	500,000	975,000

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	January 31, 2022		July 31, 2021	July 31, 2020	July 31, 2019 *
	(Unaudited)
Net asset value, beginning of year/period	$9.69		$9.86	$9.84	$10.00
Activity from investment operations:
Net investment income (a)	0.10		0.13	0.12	0.22
Net realized and unrealized gain (loss) on investments	(0.27)		(0.16)	0.01	(0.17)
Total from investment operations	(0.17)		(0.03)	0.13	0.05
Less distributions from:
Net investment income	(0.07)		(0.14)	(0.11)	(0.20)
Net realized gains	—		—	—	(0.01)
Total distributions	(0.07)		(0.14)	(0.11)	(0.21)
Net asset value, end of year/period	$9.45		$9.69	$9.86	$9.84
Market price, end of year/period	$9.43		$9.70	$9.86	$9.88
Total return (b)(c)	(1.46)%		(0.32)%	1.88%	0.52	% (i)(j)
Market price total return	(1.77	)% (i)	(0.22)%	1.47%	0.53	% (i)
Net assets, at end of year/period (000)s	$130,704		$129,179	$121,756	$27,801
Ratio of gross expenses to average net assets (d)(e)	0.97	% (k)	1.00%	1.23%	1.30	% (k)
Ratio of net expenses to average net assets (e)(f)	0.97	% (k)	1.00%	1.21%	0.95	% (k)
Ratio of net investment income to average net assets (g)	1.99	% (k)	1.35%	1.21%	2.56	% (k)
Portfolio Turnover Rate (h)	28	% (i)	135%	227%	330	% (i)

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Does not include the expenses of other investment companies in which the fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Not annualized.

(j)	Represents total return based on net asset values per share from commencement of investment operations on September 17, 2018 through July 31, 2019. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 18, 2018 through July 31, 2019 was 0.52%.

(k)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2022

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price,- at the last sale price on the day of valuation. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short - term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair valuation methodologies employed.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to -market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the Fair Value Committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non- traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Fair Value Committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2022, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,407,972	$—	$—	$12,407,972
Asset Backed Securities	—	31,700,900	—	31,700,900
Collateralized Mortgage Obligations	—	16,323,929	—	16,323,929
Corporate Bonds	—	60,408,795	—	60,408,795
Term Loans	—	7,871,543	—	7,871,543
Total	$12,407,972	$116,305,167	$—	$128,713,139

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$169,245	$—	$—	$169,245

The Fund did not hold any Level 3 securities during the year.

*	Refer to the Schedule of Investments for classifications.

**	Net unrealized appreciation (depreciation) of futures contracts is reported in the above table.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended January 31, 2022, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2022 for the Fund.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of	in the Statement of	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$(169,245)	$—	$(169,245)	$—	$169,245	$—
Total	$(169,245)	$—	$(169,245)	$—	$169,245	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Total cash collateral pledged for futures contracts is $846,167.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of January 31, 2022 in the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of January 31, 2021:

Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures contracts - Interest Rate Risk	Net unrealized depreciation on futures contracts	$(169,245)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of January 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures contracts	Net realized loss from futures contracts;
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended January 31, 2022:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Six Months Ended January 31, 2022
Futures contracts	$(650,027)	$(650,027)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the
Statement of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Six Months Ended January 31, 2022
Futures contracts	$(169,245)	$(169,245)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years July 31, 2019 through July 31, 2021, or expected to be taken in the Fund’s July 31, 2022 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $38,972,383 and $35,778,091, respectively. For the six months ended January 31, 2022, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $7,324,090, and $2,418,530, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the six months ended January 31, 2021 the Fund incurred advisory fees of $497,556.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub- Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub- Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The expense limit in effect prior to its expiration on September 1, 2021 was 1.30%. If the

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser, which was 1.30% for the period prior to September 1, 2021 and 1.50% on or after September 1, 2021. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

During the six months ended January 31, 2022, the Adviser did not waive management fees or reimburse expenses. Subject to the conditions described above, the Adviser can recoup previously waived fees and reimbursed expenses of $118,747 until July 31, 2022 and $12,741 until July 31, 2023.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in -kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, ETF structure risks, fixed income risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, options risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, swap risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of other investment company’s or ETF’ s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells closed-end funds or ETFs.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an underlying fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly.

Fixed Income Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre -existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). In 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of certain LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining LIBOR settings on a representative bases after June 30, 2023. The U.S. Federal Reserve has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR.

The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of the six months ended January 31, 2022, aggregate cost for federal tax purposes is $131,496,630 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$1,010,903
Gross unrealized depreciation:	(3,794,394)
Net unrealized depreciation:	$(2,783,491)

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

The tax character of Fund distributions paid for the fiscal years ended July 31, 2021 and July 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2021	July 31, 2020
Ordinary Income	$1,724,438	$546,035
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,724,438	$546,035

As of July 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$132,854	$—	$(768,661)	$(898,453)	$—	$(284,321)	$(1,818,581)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $768,661.

At July 31, 2021, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$510,099	$388,354	$898,453	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(33,453)	$33,453

8.	NEW ACCOUNTING PRONOUNCEMENT

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

9.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the "SEC") adopted new regulations governing the use of derivatives by registered investment companies ("Rule 18f-4"). The Fund will be required to comply with Rule 18f-4 by

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2022

August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	8/1/21	1/31/22	8/1/21-1/31/22*	8/1/21-1/31/22
	$1,000.00	$985.40	$4.85	0.97%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/21	1/31/22	8/1/21-1/31/22*	8/1/21-1/31/22
	$1,000.00	$1,020.32	$4.94	0.97%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUE-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable. Fund is an open-end management investment company.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/30/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/30/2022